UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 81.3%
	AUSTRALIA - 5.4%
162,020	Lynas Corp. Ltd.*	$321,675
17,632	MacArthur Coal Ltd.	212,014
6,686	Newcrest Mining Ltd.	258,204
11,708	Westpac Banking Corp.	280,490
67,918	Whitehaven Coal Ltd.	468,152
		1,540,535

	BERMUDA - 1.8%
13,710	Seadrill Ltd.	523,034

	BRAZIL - 4.8%
5,073	Banco Bradesco SA - ADR	99,329
8,200	Cosan Ltd.*	112,832
8,600	Cosan SA Industria e Comercio*	132,944
7,300	Gerdau SA - ADR	98,550
6,500	Gol Linhas Aereas Inteligentes SA - ADR	87,490
4,100	Itau Unibanco Holding SA - ADR	91,102
4,300	Lojas Renner SA	131,781
36,700	Marfrig Alimentos SA*	320,281
5,900	Natura Cosmeticos SA	150,532
4,700	Vale SA - ADR	160,881
		1,385,722

	BRITAIN - 2.1%
10,800	African Barrick Gold Ltd.	101,655
5,303	HSBC Holdings PLC - ADR	292,142
7,467	Standard Chartered PLC	197,497
		591,294

	CANADA - 4.4%
2,000	Agnico-Eagle Mines Ltd.	140,700
1,900	Agrium, Inc.	180,652
7,600	Goldcorp, Inc.	363,356
6,286	Pacific Rubiales Energy Corp.	210,666
3,000	Pan American Silver Corp.	117,300
3,000	Potash Corp of Saskatchewan, Inc.	184,800
5,000	Thompson Creek Metals Co., Inc.*	65,900
		1,263,374

	CHINA - 2.7%
1,000	Baidu, Inc. - ADR*	121,160
142,000	CSR Corp. Ltd.	157,535
1,800	Home Inns & Hotels Management, Inc. - ADR*	60,858
3,061	Mindray Medical International Ltd. - ADR	82,892
8,800	Ping An Insurance Group Co. of China Ltd.	90,283
4,300	Tencent Holdings Ltd.	113,739
12,000	Yingli Green Energy Holding Co. Ltd. - ADR*	138,480
		764,947

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	DENMARK - 1.8%
2,400	Novo Nordisk A/S	$302,277
1,440	Novozymes A/S	201,355
		503,632

	FRANCE - 0.7%
1,300	L'Oreal SA	151,122
300	LVMH Moet Hennessy Louis Vuitton SA	47,298
		198,420

	GERMANY - 4.8%
8,400	Aixtron SE - ADR	351,876
3,125	HeidelbergCement AG	218,766
3,715	K+S AG	286,830
8,485	KUKA AG	198,993
2,475	Siemens AG	333,308
		1,389,773

	HONG KONG - 1.9%
35,800	China Resources Enterprise Ltd.	130,550
11,700	Dairy Farm International Holdings Ltd.	93,015
9,000	Hutchison Whampoa Ltd.	105,971
37,820	Li & Fung Ltd.	230,183
		559,719

	INDIA - 1.3%
589	HDFC Bank Ltd. - ADR	86,648
4,500	Infosys Technologies Ltd. - ADR	300,150
		386,798

	INDONESIA - 0.3%
321,000	Adaro Energy Tbk PT	89,152

	ISRAEL - 0.7%
4,200	Teva Pharmaceutical Industries Ltd. - ADR	210,420

	JAPAN - 3.0%
6,000	Canon, Inc. - ADR	289,680
700	FANUC Corp.	108,502
3,000	Komatsu Ltd. - ADR	91,680
4,400	Sanrio Co. Ltd.	145,116
30,800	Toray Industries, Inc.	233,057
		868,035

	MEXICO - 1.7%
4,000	America Movil SAB de CV - ADR	229,680
30,000	Cemex SAB de CV - ADR	269,700
		499,380

	NETHERLANDS - 1.8%
4,300	ASML Holding NV	187,480
6,500	CNH Global NV	314,925
		502,405

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	NORWAY - 2.7%
10,600	Statoil ASA - ADR	$279,470
9,510	Yara International ASA - ADR	504,263
		783,733

	POLAND - 0.4%
850	Powszechny Zaklad Ubezpieczen SA	102,951

	SINGAPORE - 1.6%
183,000	Breadtalk Group Ltd.	89,212
64,000	Goodpack Ltd.	98,129
30,461	Keppel Corp. Ltd.	269,689
		457,030

	SOUTH AFRICA - 0.7%
6,710	Impala Platinum Holdings Ltd.	198,047

	SOUTH KOREA - 0.5%
960	MegaStudy Co. Ltd.	151,827

	SPAIN - 2.5%
28,000	Banco Bilbao Vizcaya Argentaria SA - ADR	344,400
30,440	Banco Santander SA - ADR	374,412
		718,812

	SWEDEN - 0.4%
4,160	SKF AB	115,928

	SWITZERLAND - 4.1%
4,800	Nestle SA - ADR	271,776
1,785	Schindler Holding AG	201,151
5,300	Syngenta AG - ADR	356,796
15,000	Weatherford International Ltd.*	362,700
		1,192,423

	TAIWAN - 0.3%
6,600	Taiwan SemiConductor Manufacturing Co. Ltd. - ADR	81,114

	TURKEY - 1.1%
17,725	Anadolu Efes Biracilik Ve Malt Sanayii AS	239,475
29,725	Turk Hava Yollari*	83,295
		322,770

	UNITED STATES - 27.8%
2,097	Amazon.com, Inc.*	363,389
3,500	American Superconductor Corp.*	92,820
1,100	Apple, Inc.*	388,531
7,000	Applied Materials, Inc.	115,010
3,900	Boeing Co.	280,839
3,000	BorgWarner, Inc.*	232,830
10,500	Brigham Exploration Co.*	384,090
3,000	Brush Engineered Materials, Inc.*	131,310
2,000	Central European Distribution Corp.*	45,700

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of February 28, 2011
(Unaudited)

Number of Shares		Value
	UNITED STATES, continued
60,000	Citigroup, Inc.*	$280,800
2,700	Cummins, Inc.	273,024
4,300	Deere & Co.	387,645
3,000	EI du Pont de Nemours & Co.	164,610
1,000	Flowserve Corp.	124,970
2,500	Fluor Corp.	176,900
15,000	Ford Motor Co.*	225,750
4,200	Freeport-McMoRan Copper & Gold, Inc.	222,390
7,800	Johnson Controls, Inc.	318,240
2,600	Joy Global, Inc.	253,188
3,000	Lindsay Corp.	211,830
15,000	Morgan Stanley	445,200
8,300	Nucor Corp.	398,068
10,000	Oasis Petroleum, Inc.*	345,200
4,400	PNC Financial Services Group, Inc.	271,480
1,000	Precision Castparts Corp.	141,750
2,515	Schlumberger Ltd.	234,951
4,925	Southern Copper Corp.	208,426
5,000	Timken Co.	243,600
13,000	Titan International, Inc.	312,260
3,300	TRW Automotive Holdings Corp.*	187,440
6,000	US Bancorp	166,380
1,600	Walter Energy, Inc.	193,616
2,900	Whole Foods Market, Inc.*	169,824
		7,992,061

	TOTAL COMMON STOCKS
	(Cost $21,822,701)	23,393,336

	SHORT-TERM INVESTMENTS - 18.8%
$5,419,417	Fidelity Institutional Government Portfolio - 0.20%†	5,419,417
	Total Short-Term Investments	5,419,417
	(Cost $5,419,417)

	TOTAL INVESTMENTS - 100.1%
	(Cost $27,242,118)	$28,812,753
	Liabilities less Other Assets - (0.1%)	(25,283)
	Total Net Assets - 100.0%	$28,787,470

* Non-income producing security
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of February 28, 2011
Sector Representation as a % of Total Investments - (Unaudited)

Sector Breakdown	% of Total Investments
Materials	20.1%
Industrials	16.2%
Financials	10.8%
Energy	10.1%
Consumer Discretionary	7.3%
Information Technology	7.2%
Consumer Staples	6.6%
Health Care	2.1%
Telecommunication Services	0.8%
Short-Term Investments	18.8%
Total Invesments	100.0%

See accompanying Notes to Schedule of Investments

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2011

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information.
At February 28, 2011, gross unrealized appreciation and depreciation on investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$27,362,433

Unrealized appreciation	$1,959,909
Unrealized depreciation	(509,589)
Unrealized appreciation on foreign currency	33
Net unrealized appreciation on investments and foreign currency translations	$1,450,353

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 –Fair Value Measurements and Disclosure.
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$23,393,336	$-	$-	$23,393,336
Short-Term Investment	5,419,417	-	-	5,419,417
Total Investments, at Value	$28,812,753	$-	$-	$28,812,753

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any level 2 & 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	4/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/26/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/26/11

* Print the name and title of each signing officer under his or her signature.